Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents, Policy [Policy Text Block]
Cash equivalents and restricted cash

The Group considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are composed primarily of time deposits and investments in money market accounts that are stated at cost, plus accrued interest, which approximates fair value.

Cash that is legally restricted for withdrawal or use is recorded as restricted cash.

Investment, Policy [Policy Text Block]
Short-term investments

Short-term investments comprise time deposits with original maturity terms of more than three months but due within one year and marketable equity securities. In 2011, the marketable securities were classified as available-for-sale and carried at estimated fair value with unrealized gains or losses recorded as a component of accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are recognized in the statement of operations during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other than temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment and consideration of various factors including the severity and duration of the impairment, anticipated recovery, financial condition and near-term prospects of the investee, and our ability and intent to hold that security until the anticipated recovery in value occurs. Subsequent increases and decreases in the fair value of available-for-sale investments are included in comprehensive income except for another-than-temporary impairment, which is recognized in the statement of operations.  In 2012, due to an increase in trading activities of the Company, and as we deemed trading in quoted securities as one of our principal activities, the marketable securities purchased in 2012 were classified as held-for-trading and reported initially at fair value on the balance sheet. At each reporting date, these investments are remeasured and reported at fair value. Any unrealized gains or losses arising from changes in fair value are reported in income statement.  Realized gains or losses are recognized in the statement of operations during the period in which the gain or loss is realized.

The Company invests in marketable equity securities with the intent to make such funds readily available for operating or acquisition purposes and, accordingly, classifies them as short-term investments. Management determines the appropriate classification of its short-term investments and re-evaluates such determination at each balance sheet date.

The carrying values of time deposits approximate fair value because of their short maturities. The Company determines the fair value of marketable equity securities using quoted market prices. During the financial year, management evaluated and determined short term investments as being held-for-trading.

Receivables, Policy [Policy Text Block]
Accounts receivable

Accounts receivable is recorded at net realizable value, which includes an allowance for estimated uncollectible accounts to reflect any loss anticipated on the accounts receivable balances and charged to the provision for doubtful accounts.  An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is not likely to be recoverable. An account receivable is written off after all collection efforts have ceased.

Commitments and Contingencies, Policy [Policy Text Block]
Minimum guarantees

The Group is required to pay nonrefundable minimum guarantees to movie studios in order to obtain the exclusive licensing rights (in Singapore and Malaysia) to distribute various feature films and television series. These licensing rights are recorded as minimum guarantees on the consolidated balance sheet and subsequently charged to expense in accordance with the expected useful life of the license, which typically has a term of one to two years. If all or a portion of the minimum guarantee subsequently appears not to be recoverable through future use of the rights obtained under the license, the nonrecoverable portion shall be charged to expense.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market. Cost is calculated using a weighted-average cost formula and comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. For the years ended December 31, 2011 and 2012, the Group recorded a provision for stock obsolescence of $83,758 and $231,029 respectively. Inventory held at consignment locations is included in finished goods inventory as the Group retains full title and rights to the product.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Property and equipment are depreciated over their estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Office equipment	1-3 years
Computer hardware and other equipment	3-5 years
Motor vehicles	7-10 years
Leasehold improvements	the shorter of their estimated useful lives or the lease term
Buildings	45 years

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the relevant assets, and is recognized in the statement of operations and comprehensive income.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible assets

The Group applies the criteria specified in ASC 805 (“ASC 805”), “Business Combinations,” to determine whether an intangible asset should be recognized separately from goodwill. Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criteria. Under ASC 350, intangible assets with definite lives are amortized using the straight-line method over their respective estimated useful life. Intangible assets arising from business acquisitions are recognized and measured at fair value upon acquisition. Intangible assets are amortized over their estimated useful lives as follows:

Technology	1 - 5 years
VAS short codes licensed to PT Linktone	25 years
Customer base	1 - 4 years
Licenses	1 - 4 years
Partnership and non-compete agreements	1 - 5 years
Domain names	1 - 4 years
Software	1 - 10 years

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Under ASC 350, goodwill and certain other intangible assets deemed to have indefinite useful lives are not amortized but are tested for impairment annually, or more frequently if events or changes in circumstances indicate potential impairment. In December of each year, the Company tests impairment of goodwill at the reporting unit level, and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit.

The provisions of ASC 350 require that a two-step test be performed to assess goodwill for impairment. In the first step, an estimate of the fair value of the reporting unit is performed using expected future discounted cash flows and estimated terminal values. If the net book value of the reporting unit exceeds its fair value, the second step of the impairment test is performed, which requires allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to a purchase price allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any. No impairment of goodwill was recorded in 2010 and 2011.

The Group performed its annual goodwill impairment test as of December 31, 2012, and recorded impairment charge of $9.9 million relating to the reporting units of Media content and China VAS. In 2012, the Group determined that the economic interdependency between China VAS and mobile games is declining, and will continue to decline in the future, due to the change in target customers of the China VAS and mobile games businesses.  China VAS focuses on 2G and 2.5G mobile users, whilst mobile games’ focus has moved towards games distributed via the internet and Android/ iOS platforms. As such, the Group considered it appropriate to change the reporting unit of China VAS and mobile games to 2 reporting units – China VAS and Mobile Games. The reporting units as of December 31,2012 are China VAS, Mobile games, Indonesia digital media, Media content, PC games and Investment. No goodwill allocated to the Investment reporting unit.   The Group will continue to monitor the relationship of fair value to the recorded value of its consolidated net assets as economic events and changes occur, and it may perform interim impairment tests in the future. If future results are not consistent with its assumptions and estimates and/or there continues to be decline in the market capitalization, the Group may be required to record further impairment charges at a later date, which could materially and adversely affect our financial results.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360-10-15, “Impairment or Disposal of Long-Lived Assets.”

When these events or changes occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

The Group uses estimates and judgments  in  its  impairment  tests  and,  if  different  estimates  or  judgments  had  been  utilized,  the  timing  or  the  amount  of  the impairment charges could be different. No impairment of long-lived assets was recorded in 2010, 2011 or 2012.

Lease, Policy [Policy Text Block]
Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date, whether fulfillment of the arrangement is dependent on the  use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Finance leases that transfer to the Group substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the income statement.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term,

Operating lease payments are recognized as an operating expense in the income statement on a straight-line basis over the lease term.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Group recognizes revenues in the period in which the services are performed or the goods are delivered, provided that persuasive evidence of a contractual arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectibility is reasonably assured.

China VAS, mobile game & PC game

The Group’s revenues in the PRC are mainly derived from entertainment-oriented telecom value-added services, including Short Messaging Services (“SMS”), Multimedia Messaging Services (“MMS”), Wireless Application Protocol (“WAP”), JavaTM (“Java games”), Interactive Voice Response Services (“IVR”) and Ring Back (“RB”) services to phone users through various subsidiaries of China Mobile Communications Corporation (“China Mobile”), China United Communications Corporation (“China Unicom”), China Telecom Corporation (“China Telecom”) and China Netcom Corporation. Following the restructuring in the Chinese telecommunications industry initiated by the relevant PRC government authorities in May 2008, the previously existing operators have been consolidated into three new operators, namely China Mobile, China Unicom and China Telecom (collectively, the “Operators”), which can offer both mobile and fixed line services. Fees for these services are charged on a per message basis or on a monthly subscription basis, and vary according to the type of products and services delivered. The Group’s China VAS services are provided through codes the Group owns, known as “Access Codes” or “Short Codes”, which are special telephone numbers shorter than full telephone numbers widely used for value-added services, such as television program voting, ringtone ordering, charity donations and mobile services.

The Group contracts with the Operators for the transmission of telecom value-added services as well as for billing and collection services. The Group measures its revenues based on the total amount paid by its customers, for which the Operators bill and collect on the Group’s behalf. For this billing and collection service, the Operators retain a fixed percentage fee, which is reflected as a cost of revenue in the financial statements. In addition, for SMS and MMS services, the Operators charge the Group a network usage fee based on a fixed per message rate multiplied by the excess of messages sent over messages received. These network usage fees are likewise retained by the Operators, and are reflected as a cost of revenue in the financial statements. Network usage fees charged to the Group are reduced for messages received by the Group as the Operators separately charge the senders a fee for these transmissions. The Group has assessed its relationship with the Operators and the terms of the fee arrangements under ASC 605-45 (“ASC 605-45”), “Principal Agent Considerations” and has concluded that reporting the gross amount billed to its customer is appropriate based on the following factors:

•       The Group’s ability to provide customer support related to its services;

•       The Group’s ability to control the content of services and suppliers of that content as long as it does not violate applicable PRC law or the relevant policies of the Operators;

•       The Group’s assumption of all related legal and commercial risks arising from the content and services provided;

•       The Group’s assumption of risk of non-payment by customers; and

•       The Group’s ability to determine prices within ranges prescribed by the Operators.

For certain new RB contracts entered into in 2012 with the Operators, the Group assessed the terms of the arrangements with the Operators under ASC 605-45 and concluded that it acts as an agent of the Operators in these arrangements. RB revenue earned under these new contracts is recognized on a net basis, net of fees paid to Operators.

A substantial portion of the Group’s revenue from the PRC is recorded based on monthly statements received from provincial- level subsidiaries of the Operators. In certain instances, when a statement is not received within a reasonable period of time, the Group is required to make an estimate of the revenues and cost of revenue earned during the period covered by the statement. On a quarterly basis, the Group estimates a portion of its revenues using internally generated transmission data and  various other assumptions the Group has developed based on historical experience, that are believed to be reasonable under the circumstances. For the years ended December 31, 2010, 2011, and 2012,the variation between the actual revenue and prior estimates is 1.6%, 3.3% and 3.5%, respectively, of the Group’s revenues.

The Group licenses content from independent content providers. Certain of these agreements determine the fees payable for content based on a percentage of revenues of the Group generated from the use of the content. The Group records its revenues inclusive of fees to be paid to content providers as the Group acts as the principal in these arrangements. The fees paid to content providers are recorded in cost of revenue.

The Group’s mobile game service revenue is primarily derived from providing downloadable mobile games products to mobile game operators. The Group contracts with mobile game operators who in turn provide a platform for users to download the Group’s mobile games. The Group earns a fixed fee on a per download basis based on monthly or quarterly statements from the mobile game operators. The revenue is recognized on a gross basis when most of the gross indicators discussed above are met. If the gross indications are not met then revenue is recognized on a net basis.

The Group currently provides its PC game services through its subsidiaries, Brilliant, Wang You, and its VIE, Yuan Hang. The Group receives subscription fees from distributors for the sales of game cards, in either physical or virtual form, with a certain number of game points incorporated in the cards. The corresponding revenue is recognized as the game points are consumed by game players in games. Any sold game cards which are not activated by users and activated points which are not consumed in games constitute deferred revenue. Any game points held by players who are considered to be inactive are deemed consumed and recognized in revenue. The costs of PC game services include the cost of producing the game cards and bandwidth and server leasing charges.

Indonesian VAS

The Group’s revenues in Indonesia are derived from entertainment-oriented telecom value-added services to users of mobile telecommunications networks in Indonesia. The Group provides VAS services through agreements with Infokom, a related party, who in turn have cooperative arrangements with network operators in Indonesia as well as through agreements made directly with the operators in Indonesia. The Group assessed its relationship with Infokom and the network operators in Indonesia and the terms of the fee arrangements and determined that from the end users’ perspective, Infokom is responsible for fulfillment of the services for VAS services provided through Infokom.  Hence, under ASC 605-50, the Group characterized the revenue share attributable to Infokom as a reduction to the Group’s revenue for VAS services provided through Infokom.  In addition, the Group also assessed its relationship with the network operators in Indonesia for VAS services provided through agreements made directly with the Indonesia operators under ASC 605-45, and concluded that reporting the net amount received from the Indonesia operators as revenue is appropriate based on consideration that the operators bear a significant portion of the credit risk and have the latitude to establish the prices.

A substantial portion of the Group’s revenue from Indonesia is recorded based on monthly statements received from Infokom. In certain instances, when a statement is not received within a reasonable period of time, the Group is required to make an estimate of the revenues and cost of revenue earned during the period covered by the statement. On a quarterly basis, the Group estimates a portion of its revenues using internally generated transmission data and various other assumptions the Group has developed, that are believed to be reasonable under the circumstances. For the years ended December 31, 2010, 2011 and 2012, an immaterial amount of the Group’s revenues from Indonesia was based on management’s estimate.

Advertising revenue

The Group  derives  advertising  revenue from Okezone.com in Indonesia and mobile  advertising  from  China.   Advertising  revenue  on Okezone.com is recognized ratably  over  the  advertisement  period  as  specified in the contract  or  online  order.   For  mobile advertising in China, revenue is recognized  upon  receipt  of  payment  from third party internet companies advertisements  aggregators  such  as AdMob and Chartboost. Revenue (net of internet companies’ fees) is recognised when payment is received from third party internet companies, as the fees are not fixed and determinable until payment received.  In accordance with the agreements with these internet companies, they are only liable to pay the Group when payment is received from the advertisers.   As  such,  the  criteria  of  price  is fixed and determinable  is  met  only  when  payment  is  received  from the internet companies.

Media contents

The Group’s media sales arrangements are evidenced by sales agreements. The prices are stated in the agreements and not subject to adjustment. The Group recognizes revenue from the sale of goods when the risk of loss and title has been transferred to the customer, which usually occurs at the time shipment is made (i.e., destination point). For consignment sales, revenue is recognized when the Group receives notification that the goods have been sold by their customers. Revenue is not recognized to the extent where there are significant uncertainties regarding recovery of the consideration due, associated costs or the possible return of goods.  If it is probable that discounts will be granted and the amount can be measured reliably, the discount is recognized as a reduction of revenue when the sales are recognized.

Income Tax, Policy [Policy Text Block]
Income and other taxes

The Group accounts for income taxes pursuant to ASC 740 which requires the liability approach for financial accounting and reporting for income taxes. Under this approach, deferred taxes are provided for the tax consequences of temporary differences  by  applying  enacted  statutory  rates applicable to future  years  when  the differences  between  the  financial statement carrying amounts and the tax bases of existing assets and liabilities reverse. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax asset will not be realized.

The Group applies ASC 740, which provides guidance on the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. Interest and penalties related to uncertain income tax liabilities, if and when required, are classified as income tax expense.

PRC

The Group is also subject to business taxes of 3-9% on the provision of taxable services, which include services provided to customers and, in certain instances, consultancy services provided by certain subsidiaries to the VIEs. The related business taxes paid for the services provided to customers and consultancy services are recognized as a reduction of revenues and in operating expenses, respectively.

Huitong and Linktone Internet charge software license fees to the VIEs that are subject to value-added tax (“VAT”) at 17% (2011: 17%). The Group is entitled to a tax refund equivalent to the portion of VAT expense in excess of 3% (2010 and 2011: 3%).  The 3% portion of VAT expense is recognized as sales tax.

Singapore

Goods and services tax (“GST”) is a tax charged on the supply of goods and services made in Singapore and on the importation of goods into Singapore. The current rate for GST is 7% (2011: 7%). A company must be GST-registered to collect GST if its annual turnover exceeds SGD 1 million from the sale of taxable goods and services. GST-registered companies may also claim back the GST incurred on their business purchases.

Indonesia

VAT is imposed on importers, providers of most goods and services, and users of intangible goods. The current VAT rate is 10% (2011: 10%). The export of goods from Indonesia is zero-rated (i.e., subject to VAT at 0%) for all years presented.

Advertising Costs, Policy [Policy Text Block]
Advertising expenses

Advertising expenses generally represent the cost of promoting the Group’s products and services and are expensed as incurred. Advertising expenses totaled $1,892,109, $2,410,975 and $1,848,463 during the years ended December 31, 2010, 2011 and 2012 respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation

The Group applies the provisions of ASC 718 for share-based employee compensation arrangements. The guidance requires the measurement of the cost of employee services received in exchange for an award of equity instruments (such as employee stock options) at the fair value on the grant date. That cost will be recognized over the period during which an employee is required to provide services in exchange for the award (the requisite service period). The Group calculates the fair value of each option grant on the date of grant using the Black-Scholes option pricing model and recognizes the compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period of the award.

The determination of fair value of awards on the grant date using an option pricing model requires a number of complex and subjective assumptions, including our expected share price volatility over the term of the awards, the expected exercise behavior of our staff, and the expected dividend yield. The Group estimates the share price volatility based on the historical data. In the absence of sufficient historical data in the exercise behavior of our staff, the Group estimates for the short term using the simplified method which applies the mid-point of the life of the option and average vesting period.

In addition, the Group is required to estimate forfeitures at the time of grant and record share-based compensation expense only for those awards that are expected to vest. If actual forfeitures differ from those estimates, the Group may need to revise those estimates used in subsequent periods.

The assumptions and estimates used in calculating share-based compensation expense involve inherent uncertainties and the use of management judgment. Although the Group believes the assumptions and estimates made are reasonable and appropriate, changes in factors and assumptions could materially affect the results.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pensions and other post employment benefits

The Group participates in the national pension schemes as defined by the laws  of  the  countries  in  which it has operations. Contributions to the schemes are recognized as  an expense in the period in which the related service  is  performed. In particular, the Singapore companies in the Group make contributions to the Central Provident Fund scheme in Singapore, a defined contribution pension scheme. Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan.   The Group has no legal obligation for the benefits beyond the contributions in these 2 countries.

In Indonesia, one of the subsidiaries of the Group has a defined contribution pension plan covering substantially all of its eligible employees and an unfunded employee benefits liability in accordance with Indonesia’s Labor Law No. 13/2003 dated March 25, 2003 (the “Law”). The provision for the Law has been calculated by comparing the benefit that will be received by an employee at normal pension age from the pension plan with the benefit as stipulated under the Law after deduction of accumulated employee contributions and the related investment results. If the employer-funded portion of the pension plan benefit is less than the benefit as required by the Law, the Company will provide for such shortage.

The calculation of estimated liability of employees benefits is determined using the projected-unit-credit method. Actuarial gains and losses for defined benefit plans are recognized in full in the period in which they occur in other comprehensive income. Such actuarial gains and losses are also immediately recognized in retained earnings and are not reclassified to profit or loss in subsequent periods.

Subsidy Income [Policy Text Block]
Subsidy income

Local governments in some provinces in the PRC grant the Group subsidy income based on a certain percentage of  business taxes and income taxes paid by the Group either on a monthly or annual basis. The Group records such local government subsidy income in other income upon receipt. Local government subsidy income totaled $467,809, $20,406 and $346,526 during the years ended December 31, 2010, 2011 and 2012, respectively. Where applicable, subsidy income is netted off against individual lines in the income statement for which the expenses are incurred.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income/(loss)

Comprehensive income or loss is defined as the change in equity of the Group during a period from transactions and other events and circumstances, excluding transactions resulting from investments by owners and distributions to owners.  Accumulated other comprehensive income or loss of the Group includes cumulative foreign currency translation adjustments and unrealized gains or losses on short-term investments.

Earnings Per Share, Policy [Policy Text Block]
Earnings per share

In accordance with ASC 260, “Earnings Per Share,” basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by dividing net income by the weighted-average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Fair Value Measurement, Policy [Policy Text Block]
Fair value of financial instruments

The Group applies ASC 820-10 (“ASC 820-10”), “Fair Value Measurements and Disclosures,” which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows: observable inputs such as quoted prices in active markets (Level 1); inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets (Level 2); and unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions (Level 3). This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The carrying amount of the Group’s cash and cash equivalents, restricted cash, accounts receivable, loans receivable from related parties, deposits and other current assets, accounts payable, accrued liabilities and other payables approximate their fair value due to the short maturity of those instruments. The Group’s available-for-sale and held-for-trading investments are carried at their fair value based on a market interest rate or quoted market price, being Level 1 of the fair value hierarchy, at the reporting date provided by the investment custodian.

Segment Reporting, Policy [Policy Text Block]
Segment reporting

The Group follows ASC 280 (“ASC 280”), “Segment Reporting,” for its segment reporting.  The Group is organized into business units based on their different service offerings. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews and evaluates separate sets of financial information for the Group’s operating segments for the purpose of making decisions regarding resource allocation and performance assessment. In 2010, the Group operated in four business segments, namely (i) China VAS & mobile game, (ii) Indonesia VAS, (iii) Media content, and (iv) PC game. In 2011, in line with the business growth, the Group’s CODM reviews results of China VAS, mobile game and PC game as a single business unit, instead of two separate units, when making decisions about allocating resources and assessing performance of the Group.  The three business segments are namely (i) China VAS, mobile game & PC game, (ii) Indonesia VAS and (iii) Media content.  In 2012, due to the increase in frequency of trading activities in quoted investments, the Group’s CODM reviews the Group’s resultsin four business segments, namely (i) China VAS, mobile games and PC games, (ii) Indonesia Digital Media, (iii) Media content and (iv) Investment, for the purpose of making decisions regarding resource allocation and performance assessment..  Indonesia VAS changed its segment name to Indonesia Digital Media to reflect its present operations.  The Group believes Indonesia Digital Media is more appropriate with the acquisition of Okezone.com during the year.  The reported segment information for 2010 and 2011 has been retrospectively adjusted in order to conform to the change in segment presentation in 2012.

Basis of Accounting, Policy [Policy Text Block]
Comparative information

Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison. Gain on sale of investment and dividends income have been reclassified from other income to other operating income as trading in quoted investment is considered part of the Group’s principal operations in the current year.

The effects of the reclassifications made for the financial year ended 31 December 2011 on the income statement are as follows:

	As previously reported	Reclassification	As reclassified
	$	$	$
Other operating income	-	5,277,173	5,277,173
Dividend income from short term investment	314,300	(314,300)	-
Gain on sale of short-term investment	4,962,873	(4,962,873)	-

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments generally represent clarification of FASB Accounting Standards Codification Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. The amendments were effective for interim and annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-04 on January 1, 2012, which had no effect on the Company’s consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), which provides new guidance on the presentation of comprehensive income in financial statements. Entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two separate, but consecutive, statements. Under the single-statement approach, entities must include the components of net income, a total for net income, the components of other comprehensive income and a total for comprehensive income. Under the two-statement approach, entities must report an income statement and, immediately following, a statement of other comprehensive income. Under either method, entities must display adjustments to items reclassified from other comprehensive income to net income in both net income and other comprehensive income. ASU 2011-05 was effective for interim and annual reporting periods beginning after December 15, 2011, with early adoption permitted. Accordingly, the Company adopted ASU 2011-04 on January 1, 2012, and elected the single-statement approach.

In December 2011, the FASB issued ASU 2011-12, deferring a requirement in ASU 2011-05 that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. Companies continue to be required to either present amounts reclassified out of AOCI on the face of the financial statement in which the components of other comprehensive income are presented or disclose those amounts in the notes to the financial statements. The FASB has tentatively decided not to require presentation of reclassification adjustments out of accumulated other comprehensive income on the face of the financial statements and to propose new disclosures instead. The FASB plans to issue an exposure draft proposing these additional disclosures in the near term.

In December 2011, the FASB and the International Accounting Standards Board (IASB) (collectively, the Boards) issued final guidance on balance sheet offsetting, ASU 2011-11. While the Boards initially set out to create a converged accounting model, they ultimately decided to retain their respective balance sheet offsetting models, but with new disclosures. New disclosures are required to help users of financial statements understand certain significant quantitative differences in balance sheets prepared under US GAAP and IFRS related to the offsetting of financial instruments. These include amounts netted in the balance sheet; amounts subject to an enforceable master netting arrangement that are not presented net in the balance sheet, either because management makes an accounting policy election not to offset or because the arrangement does not meet some or all of the conditions for offsetting; and amounts related to financial collateral (including cash collateral) arrangements.

In July 2012, the FASB issued ASU No.2012-02 "Testing Indefinite-Lived Intangible Assets for Impairment". This ASU amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment.  The FASB issued the ASU in response to feedback on ASU 2011-08, which amended the goodwill impairment testing requirements by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step Impairment test. The new guidance will be effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In October 2012, the FASB issued ASU No. 2014-04 "Technical Corrections and Improvements". This ASU makes certain technical corrections (i.e., relatively minor corrections and clarifications) and “conforming fair value amendments” to the FASB Accounting Standards Codification (the “Codification”). The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not anticipate material impacts on our consolidated financial statements upon adoption.